Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
			As of March 31,
	Term of repayments	Effective interest rate	2026	2025
			US$	US$
SME instalment loan	5 years	9.22%	-	23,919
SME instalment loan	5 years	7.56%	303,888	414,490
SME instalment loan	3 years	2.75%	540,408	600,784
Bank borrowings – current and non-current portion			844,295	1,039,193

	As of March 31,
	2026	2025
	US$	US$
Representing:
Within 12 months	175,439	184,334
Over 1 year	668,856	854,859
	844,295	1,039,193